PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Summary of Prepayments, Other Receivables and Other Assets

	September 30, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000

Other collaboration receivables	96,819	54,078
Other receivables	1,904	837
Lease receivables	163	1,388
VAT recoverable	4,388	717
Prepayments	9,527	12,231
Total	112,801	69,251